TRADE AND OTHER RECEIVABLES - Balances of counterparties who have been assessed as being credit impaired at reporting date (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	R 23.1	R 0.0
Other receivables	17.3	25.3
Loss allowance	(2.6)	(4.9)	R (9.2)
Trade and other receivables	146.4	67.9
Financial instruments not credit-impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	23.1	0.0
Other receivables	14.7	23.2
Loss allowance	0.0	(2.8)
Trade and other receivables	37.8	23.2
Financial instruments credit-impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	0.0	0.0
Other receivables	2.6	2.1
Loss allowance	(2.6)	(2.1)
Trade and other receivables	R 2.6	R 2.1